SCHEDULE OF BUSINESS INTERESTS INTO REPORTABLE SEGMENTS (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Revenue	$ 2,400,311			$ 2,550,046			$ 8,919,312	$ 7,501,535	$ 9,889,433	$ 17,122,520
Gross Profit	1,401,991			1,281,041			3,908,608	3,505,743	4,745,965	5,707,322
Segment Assets	4,689,261			5,514,101			4,689,261	5,514,101	5,766,164	9,792,702
Segment Profit/Loss	(528,742)	$ (1,112,261)	$ (965,836)	(1,301,748)	$ (2,578,276)	$ (651,519)	(2,606,839)	(4,531,543)	(5,315,883)	(2,536,051)
Cost of Sales							5,010,704	3,995,792
Trxade, Inc.[Member]
Segment Reporting Information [Line Items]
Revenue							4,001,670	3,653,269	4,924,015	5,546,746
Gross Profit							4,001,670	3,652,015	4,921,084	5,546,746
Segment Assets	1,853,474			1,487,657			1,853,474	1,487,657	2,273,330	2,076,934
Segment Profit/Loss							1,320,138	1,511,809	1,977,938	3,309,128
Cost of Sales								1,254
Community Specialty Pharmacy, LLC [Member]
Segment Reporting Information [Line Items]
Revenue							905,083	1,287,296	1,652,841	1,653,924
Gross Profit							(114,387)	123,470	156,785	107,771
Segment Assets	236,827			(404,174)			236,827	(404,174)	(431,593)	(457,784)
Segment Profit/Loss							(363,212)	(89,025)	(128,563)	(900,427)
Cost of Sales							1,019,470	1,163,826
Integra Pharma, LLC [Member]
Segment Reporting Information [Line Items]
Revenue							3,949,772	2,511,270	3,250,561	9,877,067
Gross Profit							(41,462)	(319,104)	(393,582)	8,374
Segment Assets	454,783			563,396			454,783	563,396	565,619	2,698,357
Segment Profit/Loss							(493,203)	(2,500,032)	(2,749,028)	(531,092)
Cost of Sales							3,991,234	2,830,374
Other Segments [Member]
Segment Reporting Information [Line Items]
Revenue							62,787	49,700	62,016	44,783
Gross Profit							62,787	49,362	61,678	44,431
Segment Assets	$ 2,111,177			$ 3,867,221			2,111,177	3,867,221	3,358,808	5,475,195
Segment Profit/Loss							(3,070,562)	(3,454,295)	$ (4,416,230)	$ (4,413,660)
Cost of Sales								$ 338